Stockholders' Deficit - Schedule of Warrant Activities (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Warrant Activities [Line Items]
Number of Options, Outstanding	837,625	837,625
Weighted Average Exercise Price, Outstanding Balance	$ 65.46	$ 65.46
Number of Options, Issued	339,535
Weighted Average Exercise Price, Issued	$ 0.63
Number of Options, Outstanding Balance	1,177,160	837,625
Weighted Average Exercise Price, Outstanding Balance	$ 66.09	$ 65.46